Statement of Stockholders Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Stock Subscriptions Receivable [Member]	Accumulated Other Comprehensive Loss [Member]	Deficit Accumulated During the Exploration Stage [Member]	Total
Beginning Balance at Jan. 21, 2000
Issuance of stock for services and payment of advances for $0.006 per share		$ 364	$ 274,636					$ 275,000
Issuance of stock for services and payment of advances for $0.006 per share (Shares)		36,340,000
Net loss for the year							(290,820)	(290,820)
Ending Balance at Jun. 30, 2000		364	274,636				(290,820)	(15,820)
Ending Balance (Shares) at Jun. 30, 2000		36,340,000
Net loss for the year							(11,766)	(11,766)
Ending Balance at Jun. 30, 2001		364	274,636				(302,586)	(27,586)
Beginning Balance (Shares) at Jun. 30, 2001		36,340,000
Issuance of stock for cash at $0.011 per share		54	74,346					74,401
Issuance of stock for cash at $0.011 per share (Shares)		5,407,501
Net loss for the year							(43,817)	(43,817)
Ending Balance at Jun. 30, 2002		418	348,983				(346,403)	2,998
Ending Balance (Shares) at Jun. 30, 2002		41,747,501
Net loss for the year							(17,713)	(17,713)
Ending Balance at Jun. 30, 2003		418	348,983				(364,116)	(14,715)
Beginning Balance (Shares) at Jun. 30, 2003		41,747,501
Cancellation of stock owned by a director		(232)	232
Cancellation of stock owned by a director (Shares)		(23,173,333)
Conversion of debentures				902,126				902,126
Issuance of stock for cash at $4.50 per share		2	1,049,998					1,050,000
Issuance of stock for cash at $4.50 per share (Shares)		184,333
Share issuance costs			(105,000)					(105,000)
Net loss for the year							(1,601,036)	(1,601,036)
Ending Balance at Jun. 30, 2004		188	1,294,213	902,126			(1,965,152)	231,375
Ending Balance (Shares) at Jun. 30, 2004		18,758,501
Issuance of stock for consulting services		1	761,999					762,000
Issuance of stock for consulting services (Shares)		105,333
Cancellation of stock issued for consulting services		(1)	(727,999)					(728,000)
Cancellation of stock issued for consulting services (Shares)		(52,667)
Issuance of stock pursuant to conversion of debentures		1	902,125	(902,126)
Issuance of stock pursuant to conversion of debentures (Shares)		144,677
Issuance of stock pursuant to mineral property option agreements		4	1,876,496					1,876,500
Issuance of stock pursuant to mineral property option agreements (Shares)		371,300
Issuance of stock to settle related party debt		1	73,123					73,124
Issuance of stock to settle related party debt (Shares)		52,044
Cancellation of stock owned by the President of the Company		(53)	53
Cancellation of stock owned by the President of the Company (Shares)		(5,266,667)
Issuance of preferred stock for investment securities	5		1,382,013					1,382,018
Issuance of preferred stock for investment securities (Shares)	500,000
Intrinsic value of beneficial conversion features			180,183					180,183
Issuance of stock pursuant to the exercise of stock options		1	199,999					200,000
Issuance of stock pursuant to the exercise of stock options (Shares)		105,333
Unrealized loss on investment securities recognized as an impairment loss						(437,712)		(437,712)
Fair value of stock options granted			384,144					384,144
Net loss for the year							(4,025,401)	(4,025,401)
Ending Balance at Jun. 30, 2005	5	142	6,326,349			(437,712)	(5,990,553)	(101,769)
Ending Balance (Shares) at Jun. 30, 2005	500,000	14,217,854
Share issuance costs			(222,668)					(222,668)
Issuance of stock for cash at $0.75 per share		13	1,249,987					1,250,000
Issuance of stock for cash at $0.75 per share (Shares)		1,316,667
Issuance of stock for cash at $0.90 per share		4	449,996					450,000
Issuance of stock for cash at $0.90 per share (Shares)		395,000
Issuance of stock for geological data at a fair value of $1.17 per share			9,750					9,750
Issuance of stock for geological data at a fair value of $1.17 per share (Shares)		6,583
Issuance of stock to settle debt at a fair value of $1.11 per share			23,585					23,585
Issuance of stock to settle debt at a fair value of $1.11 per share (Shares)		16,786
Issuance of stock for cash at $1.20 per share		12	1,789,988					1,790,000
Issuance of stock for cash at $1.20 per share (Shares)		1,178,417
Issuance of stock pursuant to the exercise of stock options		1	52,499					52,500
Issuance of stock pursuant to the exercise of stock options (Shares)		39,500
Unrealized loss on investment securities recognized as an impairment loss						437,712		437,712
Issuance of stock pursuant to a mineral property agreement		1	284,999					285,000
Issuance of stock pursuant to a mineral property agreement (Shares)		131,667
Fair value of stock options granted			3,229,195					3,229,195
Net loss for the year							(7,692,137)	(7,692,137)
Ending Balance at Jun. 30, 2006	5	173	13,193,680				(13,682,690)	(488,832)
Ending Balance (Shares) at Jun. 30, 2006	500,000	17,302,474
Issuance of stock to settle related party debt			5,300					5,300
Issuance of stock to settle related party debt (Shares)		5,583
Intrinsic value of beneficial conversion features			254,749					254,749
Issuance of stock for cash at $0.75 per share		7	648,993					649,000
Issuance of stock for cash at $0.75 per share (Shares)		683,613
Issuance of stock for cash at $0.90 per share		1	49,999					50,000
Issuance of stock for cash at $0.90 per share (Shares)		43,889
Issuance of stock pursuant to a mineral property agreement		1	172,949					172,950
Issuance of stock pursuant to a mineral property agreement (Shares)		135,617
Issuance of shares to settle debt		1	99,999					100,000
Issuance of shares to settle debt (Shares)		105,333
Issuance of shares to settle convertible debentures		4	344,230					344,234
Issuance of shares to settle convertible debentures (Shares)		362,593
Net loss for the year							(2,177,278)	(2,177,278)
Ending Balance at Jun. 30, 2007	5	187	14,769,899				(15,859,968)	(1,089,877)
Ending Balance (Shares) at Jun. 30, 2007	500,000	18,639,102
Issuance of stock for cash at $0.75 per share		3	299,997					300,000
Issuance of stock for cash at $0.75 per share (Shares)		316,000
Fair value of stock options granted			578,932					578,932
Net loss for the year							(1,216,504)	(1,216,504)
Ending Balance at Jun. 30, 2008	5	190	15,648,828				(17,076,472)	(1,427,449)
Ending Balance (Shares) at Jun. 30, 2008	500,000	18,955,102
Share issuance costs			(2,767)					(2,767)
Issuance of shares to settle convertible debentures		155	2,980,208					2,980,363
Issuance of shares to settle convertible debentures (Shares)		15,513,978
Issuance of stock for cash at $0.30 per share		13	489,987					490,000
Issuance of stock for cash at $0.30 per share (Shares)		1,290,333
Issuance of stock for cash at $0.04 per share		149	755,851		(56,000)			700,000
Issuance of stock for cash at $0.04 per share (Shares)		14,931,000
Net loss for the year							(2,851,743)	(2,851,743)
Ending Balance at Jun. 30, 2009	5	507	19,872,107		(56,000)		(19,928,215)	(111,596)
Ending Balance (Shares) at Jun. 30, 2009	500,000	50,690,413
Fair value of stock options granted			362,614					362,614
Issuance of stock for cash at $0.04 per share		112	568,888					569,000
Issuance of stock for cash at $0.04 per share (Shares)		11,237,750
Subscriptions received					56,000			56,000
Net loss for the year							(1,057,272)	(1,057,272)
Ending Balance at Jun. 30, 2010	5	619	20,803,609				(20,985,487)	(181,254)
Ending Balance (Shares) at Jun. 30, 2010	500,000	61,928,163
Share issuance costs			(44,477)					(44,477)
Rounding due to stock split (Shares)		243
Issuance of stock for cash at CDN$0.35 per unit		35	1,258,572					1,258,607
Issuance of stock for cash at CDN$0.35 per unit (Shares)		3,447,315
Fair value of share purchase warrants recorded as derivative liabilities			(396,850)					(396,850)
Subscriptions received				300,000				300,000
Net loss for the year							(852,281)	(852,281)
Ending Balance at Jun. 30, 2011	5	654	21,620,854	300,000			(21,837,768)	83,745
Ending Balance (Shares) at Jun. 30, 2011	500,000	65,375,721
Share issuance costs			(225,342)					(225,342)
Issuance of stock pursuant to a mineral property agreement		3	48,747					48,750
Issuance of stock pursuant to a mineral property agreement (Shares)		300,000
Issuance of stock for cash at CDN$0.35 per unit		30	1,101,472	(300,000)				801,502
Issuance of stock for cash at CDN$0.35 per unit (Shares)		3,021,213
Fair value of share purchase warrants recorded as derivative liabilities			(275,848)					(275,848)
Agents compensation options granted			24,387					24,387
Repurchase and cancellation of preferred stock	(5)		(14,995)					(15,000)
Repurchase and cancellation of preferred stock (Shares)	(500,000)
Net loss for the year							(597,845)	(597,845)
Ending Balance at Jun. 30, 2012		$ 687	$ 22,279,275				$ (22,435,613)	$ (155,651)
Ending Balance (Shares) at Jun. 30, 2012		68,696,934